Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2017 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 95,724	₱ 90,740
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)	1,604
Trade and other receivables	40,559	48,262
Prepaid benefit costs	14,015	15,003
Accounts payable (Note 22)	74,610	60,445
Repairs and maintenance (Notes 13, 17 and 24)	14,331	12,744	₱ 14,706
Total lease expense	7,321	7,016	6,632
Financing costs	7,067	7,370	7,354
Professional and other contracted services (Note 24)	12,809	12,168	9,386
Communication, training and travel (Note 24)	1,069	1,166	1,249
Insurance and security services (Note 24)	1,499	1,519	1,736
Cost of services (Note 17)	3,429	2,572	1,540
Expenses	₱ 150,979	150,415	140,559
Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 518	653
Terms and Conditions	Electricity charges - immediately upon receipt of invoice (Unsecured)
Repairs and maintenance (Notes 13, 17 and 24)	₱ 2,771	2,397	2,401
Total lease expense	583	298	272
Joint Venture Through PCEV Pole Rental [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 209	5
Terms and Conditions	Pole rental - 45 days upon receipt of billing (Unsecured)
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 3
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
M P I C Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	₱ 2,749
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)	₱ 1,604
Trade and other receivables		4,091
Advances and other noncurrent assets – net of current portion (Note 10)		11,461
Terms and Conditions	Due on June 2020 and 2021 for 2018 and due on June 2019 to 2021 for 2017; non-interest-bearing (Unsecured)
M P I C Joint Venture Through P C E V | Current [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on June 2019 for 2018 and due on June 2018 for 2017; non-interest-bearing (Unsecured)
M P I C Joint Venture Through P C E V | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on June 2018 for 2017 and June 2017 for 2016; non-interest-bearing
M P I C Joint Venture Through P C E V | Advances and other noncurrent assets - net of current portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non-interest-bearing
NTT Finance Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest-bearing financial liabilities (Note 20)	₱ 2,628	2,498
Terms and Conditions	Non-amortizing, payable upon maturity on March?30, 2023 and March 27, 2024 (Unsecured)
Financing costs	₱ 100	56	9
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 84	33
Terms and Conditions	1st month of each quarter; non-interest-bearing (Unsecured)
Repairs and maintenance (Notes 13, 17 and 24)	₱ 17	47	18
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 20	9
Terms and Conditions	30 days upon receipt of invoice; non-interest- bearing (Unsecured)
Total lease expense	₱ 5	4	7
Professional and other contracted services (Note 24)	95	88	77
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 3	6
Terms and Conditions	30 days upon receipt of invoice; non-interest- bearing (Unsecured)
Selling and promotions	₱ 5	8	10
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 12	11
Terms and Conditions	30 days upon receipt of invoice; non-interest- bearing (Unsecured)
Professional and other contracted services (Note 24)	₱ 96	94	95
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	₱ 13	11
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Repairs and maintenance (Notes 13, 17 and 24)	₱ 111	69	57
Total lease expense	236	118	125
Communication, training and travel (Note 24)	20	2	2
Miscellaneous expenses	7
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	6	11
Prepaid benefit costs	₱ 19	66
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 24)	₱ 182	179	242
Malayan [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	₱ 5	15
Prepaid benefit costs		12
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 24)	₱ 163	126	156
Gotuaco [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepaid benefit costs		277		$ 277
Terms and Conditions	(Unsecured)
Selling and promotions	₱ 409	149	126
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepaid benefit costs	₱ 169
Terms and Conditions	(Unsecured)
Cost of services (Note 17)	₱ 372	514	116
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)		125
Trade and other receivables	2,094	1,867
Accounts payable (Note 22)	684	365
Others [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 23)	9	35
Trade and other receivables	2,094	1,867
Accounts payable (Note 22)	684	365
Expenses	₱ 1,935	1,223	1,113
Others [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Others [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Others [Member] | Accounts Payable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 13, 17 and 24)	₱ 33	117	144
Construction-in-progress	33	81	67
Asia Link B.V., or ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 24)	34	190	183
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 24)	135
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	2,355	2,059	781
Expenses	₱ 1,935	₱ 1,223	₱ 1,113